DERIVATIVE INSTRUMENTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Assets	$ 20.6	$ 28.2
Notional amount	337.1	431.1
Equity contracts-Options | Option positions
Derivative [Line Items]
Assets	3.6	15.1
Realized gain (loss)	34.1	81.8	$ 5.8
Equity contracts-Options | Future position
Derivative [Line Items]
Assets	17.0	13.1
Realized gain (loss)	$ (6.0)	$ 14.1	$ (40.0)